Legal Claim	12 Months Ended
Dec. 31, 2022
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Legal Claim
22	Legal Claim
As of December 31, 2022 and 2021, the Entity is not aware of disputes classified as probable chance of loss.
Find below the disputes classified as possible chance of loss segregated into labor, tax and civil.

	12/31/2022	12/31/2021

Tax	20,452	18,753
Civil	—	—
Labor	1,967	1,817

Total	22,419	20,570

Tax Claims
Vinci Gestora is a party to a tax administrative proceeding in course arising from the payment of social security contributions (employer’s portion and Work Accident Insurance (SAT) in 2011, charged on amounts paid by virtue of quota of profits and results, totaling R$ 3,441.
Vinci Equities has one proceeding related to the requirement of ISS under rendered services to investment funds located abroad in the amount of R$ 220. Supported by the opinion of its legal advisors, management classified these proceedings as having a possible risk of loss and did not record a provision for contingencies related to these proceedings.
On March 21, 2018, the Brazilian federal revenue opened an act of infraction against Vinci Equities for the collection of open debts of IRPJ, CSLL, PIS and COFINS in the amount of R$ 16,791 for the calendar year of 2013.